Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Aug. 25, 2014	Sep. 30, 2013	Jan. 03, 2013	Jan. 02, 2012	May. 01, 2011
Note Face Amount	$ 184,166	$ 188,726		$ 92,000
Debt Discount		(80,434)		(3,099)
Net Amount of Note	$ 184,166	108,292		88,901
2011 Note [Member]
Note Face Amount	$ 24,166	$ 28,726		$ 32,000			$ 32,000
Debt Discount
Net Amount of Note	$ 24,166	$ 28,726		$ 32,000
2012 Note [Member]
Note Face Amount	$ 48,000	$ 48,000		$ 48,000		$ 48,000
Debt Discount
Net Amount of Note	$ 48,000	$ 48,000		$ 48,000
2013 Note [Member]
Note Face Amount	$ 12,000	$ 12,000		12,000	$ 12,000
Debt Discount				(3,099)
Net Amount of Note	$ 12,000	$ 12,000		$ 8,901
2014 Note [Member]
Note Face Amount	$ 100,000	100,000	$ 50,000
Debt Discount		(80,434)
Net Amount of Note	$ 100,000	$ 19,566